Comparison of Fair Values and Carrying Values of Financial Instruments (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Financial Assets:
Investments available for sale	[1]	₨ 2,222,002.6	$ 34,126.9	₨ 2,110,677.4
Cash and cash equivalents		574,151.0	8,818.2	430,708.6
Term placements		139,818.8	2,147.4	130,997.9
Investments held for trading		167,513.9	2,572.8	35,363.7
Securities purchased under agreements to resell		650,018.6	9,983.4	50,000.0
Loans		7,296,375.8	112,062.3	5,961,739.0
Accrued interest receivable		77,894.7	1,196.4	67,356.6
Other assets		106,771.8	1,639.9	189,085.7
Financial Assets:
Cash and cash equivalents		574,151.0	8,818.2	430,708.6	$ 6,615.1	₨ 377,671.7	₨ 341,124.3
Term placements		139,875.9	2,148.3	131,069.5
Investments held for trading		167,513.9	2,572.8	35,363.7
Investments available for sale	[1]	2,222,002.6	34,126.9	2,110,677.4
Securities purchased under agreements to resell		650,018.6	9,983.4	50,000.0
Loans		7,263,671.8	111,560.0	5,910,412.8
Accrued interest receivable		77,894.7	1,196.4	67,356.6
Other assets		108,370.1	1,664.4	190,567.3
Financial Liabilities :
Interest-bearing deposits		6,693,649.3	102,805.2	5,277,644.0
Non-interest-bearingdeposits		1,190,102.2	18,278.3	1,153,678.9
Securities sold under repurchase agreements		138,000.0	2,119.5	0.0
Short-term borrowings		779,201.7	11,967.5	322,265.6
Accrued interest payable		65,514.4	1,006.2	44,487.6
Long-term debt		932,906.3	14,328.2	730,920.7
Accrued expenses and other liabilities		301,871.0	4,636.3	449,454.6
Financial Liabilities :
Securities sold under repurchase agreements		138,000.0	2,119.5	0.0
Short-term borrowings		779,418.7	11,970.8	321,708.0
Accrued interest payable		65,514.4	1,006.2	44,487.6
Long-term debt		943,813.5	14,495.7	758,454.8
Accrued expenses and other liabilities		301,871.0	4,636.3	449,454.6
Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	2,222,002.6	34,126.9	2,110,677.4
Financial Assets:
Investments available for sale	[1]	2,222,002.6	34,126.9	2,110,677.4
Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits		6,716,360.3	103,154.1	5,316,226.4
Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits		1,190,102.2	$ 18,278.3	1,153,678.9
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Financial Assets:
Cash and cash equivalents		574,151.0		430,708.6
Term placements		0.0		0.0
Investments held for trading		3,652.4		4.8
Securities purchased under agreements to resell		0.0		0.0
Loans		0.0		0.0
Accrued interest receivable		0.0		0.0
Other assets		0.0		0.0
Financial Assets:
Investments held for trading		3,652.4		4.8
Financial Liabilities :
Securities sold under repurchase agreements		0.0		0.0
Short-term borrowings		0.0		0.0
Accrued interest payable		0.0		0.0
Long-term debt		0.0		0.0
Accrued expenses and other liabilities		0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	4,569.0		8,198.7
Financial Assets:
Investments available for sale	[1]	4,569.0		8,198.7
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits		0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits		0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Financial Assets:
Cash and cash equivalents		0.0		0.0
Term placements		139,818.8		130,997.9
Investments held for trading		163,861.5		35,358.9
Securities purchased under agreements to resell		650,018.6		50,000.0
Loans		2,078,100.0		1,791,981.2
Accrued interest receivable		77,894.7		67,356.6
Other assets		106,771.8		189,085.7
Financial Assets:
Investments held for trading		163,861.5		35,358.9
Financial Liabilities :
Securities sold under repurchase agreements		138,000.0		0.0
Short-term borrowings		779,418.7		321,708.0
Accrued interest payable		65,514.4		44,487.6
Long-term debt		943,813.5		758,454.8
Accrued expenses and other liabilities		301,871.0		449,454.6
Fair Value Measurements Using Significant other observable inputs (Level 2) | Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	2,198,899.0		2,080,579.6
Financial Assets:
Investments available for sale	[1]	2,198,899.0		2,080,579.6
Fair Value Measurements Using Significant other observable inputs (Level 2) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits		6,716,360.3		5,316,226.4
Fair Value Measurements Using Significant other observable inputs (Level 2) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits		1,190,102.2		1,153,678.9
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Financial Assets:
Cash and cash equivalents		0.0		0.0
Term placements		0.0		0.0
Investments held for trading		0.0		0.0
Securities purchased under agreements to resell		0.0		0.0
Loans		5,218,275.8		4,169,757.8
Accrued interest receivable		0.0		0.0
Other assets		0.0		0.0
Financial Assets:
Investments held for trading		0.0		0.0
Financial Liabilities :
Securities sold under repurchase agreements		0.0		0.0
Short-term borrowings		0.0		0.0
Accrued interest payable		0.0		0.0
Long-term debt		0.0		0.0
Accrued expenses and other liabilities		0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	18,534.6		21,899.1
Financial Assets:
Investments available for sale	[1]	18,534.6		21,899.1
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits		0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits		₨ 0.0		₨ 0.0

[1]	excluding investments carried at cost Rs. 708.4 million (US$10.9 million) (as at March 31, 2017, Rs. 708.2 million)